Acquisition And Disposal of Businesses	12 Months Ended
Dec. 31, 2015
Acquisition And Disposal of Businesses
3.	ACQUISITION AND DISPOSAL OF BUSINESSES

(a)	Sibanye Gold Spin-off

On February 18, 2013, Gold Fields completed the separation of its wholly-owned subsidiary, Sibanye Gold (formerly known as GFI Mining South Africa, or GFIMSA), which includes the KDC and Beatrix mining operations. The Spin-off was achieved by way of Gold Fields making a distribution on a pro rata basis of one Sibanye Gold ordinary share for every one Gold Fields share (whether held in the form of shares, American depositary receipts, or ADRs, or international depositary receipts) to Gold Fields shareholders, registered as such in Gold Fields’ register at close of business on February 15, 2013, in terms of section 46 of the South African Companies Act and section 46 of the South African Income Tax Act. The Board of Gold Fields passed the resolution necessary to implement the Spin-off on December 12, 2012. Sibanye Gold shares listed on the JSE, and on the NYSE on February 11, 2013. As of February 18, 2013, or the Spin-off Date, Gold Fields and Sibanye Gold were independent, publicly traded companies with separate public ownership, boards of directors and management. Refer note 9.1.

(b)	Sale of Yanfolila

On July 2, 2014, Gold Fields sold its 85% interest in the Yanfolila exploration project in Mali to London-listed Hummingbird Resources (Hummingbird) for $21.1 million in the form of 21,258,503 Hummingbird shares, resulting in Hummingbird being accounted for as an equity accounted investee. This sale resulted in a profit of $5.1 million being recognized under profit on disposal of investments and subsidiaries in the consolidated statement of operations.

On 1 July 2015, the Group’s holding in Hummingbird was diluted from 25.1% to 19.9% following the issue of new shares by Hummingbird. In line with the Group’s accounting policy, this resulted in Hummingbird no longer being accounted for as an equity-accounted investee and was re-classified to available-for-sale financial investments from 1 July 2015. Refer note 4 for details of impairment. Refer note 14(a) and 14(c) for disclosure on the investment in Hummingbird.

(c)	Sale of Chucapaca

On August 19, 2014, Gold Fields sold its 51% stake in Canteras del Hallazgo S.A.C (CDH), the company that manages the Chucapaca exploration project in southern Peru, to Compañía de Minas Buenaventura S.A.A. (Buenaventura). Buenaventura is Peru’s largest publicly traded, precious metals mining company and previously owned 49% in CDH. The proceeds were $81.0 million and a 1.5% net smelter royalty on future sales of gold, copper and silver produced in the current Chucapaca concession. No value was attributed to the 1.5% net smelter royalty in calculating the sales price due to the uncertainty associated with realizing any future royalties given that the Chucapaca project is still in the exploration phase. This sale resulted in a profit of $72.8 million being recognized under profit on disposal of investments and subsidiaries in the consolidated statement of operations. Refer note 9.2.